Employee Benefit Plans - Projected Benefit Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Qualified Pension Plan
Projected Benefit Payments
2016	$ 915
2017	900
2018	902
2019	894
2020	903
2021 - 2025	4,409
Non-U.S. Pension Plans
Projected Benefit Payments
2016	56
2017	59
2018	62
2019	68
2020	71
2021 - 2025	463
Nonqualified and Other Pension Plans
Projected Benefit Payments
2016	246
2017	238
2018	240
2019	237
2020	236
2021 - 2025	1,110
Postretirement Health and Life Plans
Projected Benefit Payments
2016	121
2017	115
2018	111
2019	105
2020	101
2021 - 2025	450
Medicare Subsidy
2016	13
2017	13
2018	13
2019	12
2020	12
2021-2025	$ 52